Related Parties Related Party Debt - Feelux Bonds (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Parties Related Party Debt
Amount borrowed		$ 1,442,500		$ 1,442,500		$ 19,973,000
Exercise price of warrants		$ 11.5		$ 11.5
Fair value		$ 123,579		$ 123,579
Proceeds from bonds				4,340,000	$ 3,223,000
Accrued interest, related parties		184,869		184,869		955,119
Interest expense		19,052	$ 92,706	196,852	$ 232,718
Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed						19,973,000	$ 16,050,000
Proceeds from bonds						3,923,000	3,406,000
Accrued interest, related parties						955,000	616,000
Interest expense						339,000	175,000
Related party
Related Parties Related Party Debt
Amount borrowed		1,442,500		1,442,500		19,973,000
Related party | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed						19,973,000	16,050,000
Related party | Feelux Bonds
Related Parties Related Party Debt
Amount borrowed	$ 10,000,000					10,000,000
Interest rate	1.00%
Warrants issued	6,666,666
Exercise price of warrants	$ 1.5
Fair value	$ 6,400,000
Contractual term	5 years
Proceeds from bonds	$ 10,000,000			0		10,000,000
Debt discount	$ 4,499,142
Effective interest rate	21.00%
Accrued interest, related parties		$ 0		$ 0		646,124
Related party | Feelux Bonds | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed	$ 10,000,000					10,000,000	10,000,000
Interest rate	1.00%
Warrants issued	6,666,666
Exercise price of warrants	$ 1.5
Fair value	$ 6,400,000
Contractual term	5 years
Proceeds from bonds	$ 10,000,000					10,000,000	10,000,000
Debt discount	$ 4,500,000
Effective interest rate	21.00%
Accrued interest, related parties						600,000	500,000
Interest expense						$ 100,000	$ 100,000
Related party | Feelux Bonds | Expected stock volatility
Related Parties Related Party Debt
Measurement input	0.82
Related party | Feelux Bonds | Expected stock volatility | Liminatus Pharma, LLC
Related Parties Related Party Debt
Measurement input	82
Related party | Feelux Bonds | Risk-free interest rate
Related Parties Related Party Debt
Measurement input	0.029
Related party | Feelux Bonds | Risk-free interest rate | Liminatus Pharma, LLC
Related Parties Related Party Debt
Measurement input	2.9
Related party | Feelux Bonds | Expected dividends
Related Parties Related Party Debt
Measurement input	0
Related party | Feelux Bonds | Expected dividends | Liminatus Pharma, LLC
Related Parties Related Party Debt
Measurement input	0